UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800321.110

AFBT-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 94.9%
Biotechnology - 94.9%
ACADIA Pharmaceuticals, Inc. (a)	417,386	$ 8,401,980
Acceleron Pharma, Inc.	464,608	15,959,285
Acorda Therapeutics, Inc. (a)	433,787	15,377,749
Actelion Ltd.	46,462	4,563,845
Adamas Pharmaceuticals, Inc.	145,675	2,687,704
ADMA Biologics, Inc.	50,300	389,825
Aegerion Pharmaceuticals, Inc. (a)	298,043	13,191,383
Agenus, Inc. (a)	9,425	26,673
Agenus, Inc. warrants 1/9/18 (a)(e)	452,000	39,699
Agios Pharmaceuticals, Inc.	14,387	605,117
Akebia Therapeutics, Inc. (a)	101,100	2,463,807
Alexion Pharmaceuticals, Inc. (a)	319,544	50,551,861
Alkermes PLC (a)	294,856	13,640,039
Alnylam Pharmaceuticals, Inc. (a)	173,748	8,605,738
AMAG Pharmaceuticals, Inc. (a)	69,911	1,276,575
Ambit Biosciences Corp.	112,547	727,054
Amgen, Inc.	1,096,168	122,496,774
Anacor Pharmaceuticals, Inc. (a)	145,313	2,393,305
Applied Genetic Technologies Corp.	76,000	952,280
Arena Pharmaceuticals, Inc. (a)(d)	6,328	40,499
ARIAD Pharmaceuticals, Inc. (a)(d)	1,170,695	8,510,953
ArQule, Inc. (a)	950	1,539
Array BioPharma, Inc. (a)	498,104	1,982,454
Arrowhead Research Corp. (a)(d)	553,155	6,029,390
Auspex Pharmaceuticals, Inc.	131,243	2,813,850
BioCryst Pharmaceuticals, Inc. (a)	26,600	228,494
Biogen Idec, Inc. (a)	350,056	100,508,079
BioMarin Pharmaceutical, Inc. (a)	438,438	25,530,245
Bionovo, Inc. warrants 2/2/16 (a)	56,850	208
Bluebird Bio, Inc.	20,549	406,870
Cara Therapeutics, Inc.	160,351	2,307,451
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	6,998
warrants 5/30/17 (a)	17,900	19,191
Celgene Corp. (a)	404,323	59,439,524
Cell Therapeutics, Inc. (a)(d)	464,007	1,368,821
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	3,989
Celldex Therapeutics, Inc. (a)	413,902	6,208,530
Cellectar Biosciences, Inc. (a)	137,600	49,536
Cepheid, Inc. (a)	51,400	2,234,872
Cerulean Pharma, Inc.	530,000	3,678,200
Chimerix, Inc.	19,155	370,075
Clovis Oncology, Inc. (a)	140,534	7,598,673
Cubist Pharmaceuticals, Inc.	262,881	18,417,443
Curis, Inc. (a)	335,272	757,715
Cytokinetics, Inc. (a)	67,916	309,018
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	3,240
Dendreon Corp. (a)(d)	327,540	845,053
Dicerna Pharmaceuticals, Inc. (d)	45,606	856,025
Dyax Corp. (a)	1,096,505	7,247,898

	Shares	Value
Dynavax Technologies Corp. (a)	5,369	$ 8,751
Eleven Biotherapeutics, Inc.	123,940	1,671,951
Emergent BioSolutions, Inc. (a)	146,555	3,863,190
Enanta Pharmaceuticals, Inc. (a)(d)	140,822	5,239,987
Epizyme, Inc. (d)	637,898	13,918,934
Esperion Therapeutics, Inc. (d)	10,708	147,663
Exact Sciences Corp. (a)(d)	183,159	2,197,908
Exelixis, Inc. (a)(d)	263,845	934,011
Fate Therapeutics, Inc.	145,502	1,001,054
Fibrocell Science, Inc. (a)	279,800	1,063,240
Genmab A/S (a)	113,500	4,217,221
Genocea Biosciences, Inc.	86,679	1,681,573
Genomic Health, Inc. (a)	54,120	1,420,109
Geron Corp. (a)(d)	2,710,212	5,366,220
Gilead Sciences, Inc. (a)	3,169,785	248,796,421
Halozyme Therapeutics, Inc. (a)(d)	410,617	3,059,097
Heron Therapeutics, Inc. (a)	65,145	784,997
Hyperion Therapeutics, Inc. (a)(d)	291,271	7,176,917
Idenix Pharmaceuticals, Inc. (a)(d)	271,450	1,495,690
Ignyta, Inc.	237,700	1,842,175
ImmunoGen, Inc. (a)(d)	184,438	2,386,628
Immunomedics, Inc. (a)(d)	377,259	1,588,260
Incyte Corp. (a)	423,974	20,588,177
Infinity Pharmaceuticals, Inc. (a)	185,334	1,810,713
Insys Therapeutics, Inc. (a)(d)	166,692	6,844,374
Intercept Pharmaceuticals, Inc. (a)	168,060	44,388,007
InterMune, Inc. (a)	800,166	25,669,325
Intrexon Corp. (d)	29,230	551,862
Ironwood Pharmaceuticals, Inc. Class A (a)	670,651	7,390,574
Isis Pharmaceuticals, Inc. (a)(d)	355,594	9,462,356
KaloBios Pharmaceuticals, Inc. (a)	165,702	376,144
Karyopharm Therapeutics, Inc.	290,318	7,789,232
Keryx Biopharmaceuticals, Inc. (a)(d)	328,537	4,852,491
Kindred Biosciences, Inc.	180,020	2,860,518
KYTHERA Biopharmaceuticals, Inc. (a)(d)	219,330	7,152,351
La Jolla Pharmaceutical Co. (a)(d)	75,268	687,950
Lexicon Pharmaceuticals, Inc. (a)	1,437,492	2,213,738
Ligand Pharmaceuticals, Inc. Class B (a)	156,285	9,872,523
Lion Biotechnologies, Inc. (a)	52,846	454,476
Macrogenics, Inc.	256,157	5,107,771
MannKind Corp. (a)(d)	1,151,662	7,543,386
Medivation, Inc. (a)	320,559	19,300,857
Merrimack Pharmaceuticals, Inc. (a)	60,200	264,278
MiMedx Group, Inc. (a)(d)	250,413	1,447,387
Mirati Therapeutics, Inc. (a)	25,300	476,652
Momenta Pharmaceuticals, Inc. (a)	121,037	1,382,243
Myriad Genetics, Inc. (a)(d)	234,057	9,879,546
Neurocrine Biosciences, Inc. (a)	456,435	6,399,219
NewLink Genetics Corp. (a)(d)	252,479	5,554,538
Novavax, Inc. (a)(d)	2,301,331	10,079,830
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	3
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
NPS Pharmaceuticals, Inc. (a)	334,525	$ 8,905,056
OncoMed Pharmaceuticals, Inc. (d)	18,700	492,558
Onconova Therapeutics, Inc. (d)	64,443	359,592
Ophthotech Corp. (d)	443,237	15,065,626
Opko Health, Inc. (a)(d)	791,951	6,549,435
Oragenics, Inc. (a)	250,308	500,616
Orexigen Therapeutics, Inc. (a)(d)	816,772	4,590,259
Organovo Holdings, Inc. (a)(d)	244,983	1,430,701
Osiris Therapeutics, Inc. (a)(d)	203,971	2,902,507
OvaScience, Inc. (a)(d)	96,100	780,332
PDL BioPharma, Inc. (d)	99,788	847,200
Pharmacyclics, Inc. (a)	185,133	17,509,879
PolyMedix, Inc. (a)	7,142	86
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	2
Portola Pharmaceuticals, Inc.	191,313	4,488,203
Progenics Pharmaceuticals, Inc. (a)	515,786	1,820,725
Prosensa Holding BV (a)	70,949	495,934
Protalix BioTherapeutics, Inc. (a)(d)	90,943	368,319
Prothena Corp. PLC (a)	51,700	1,137,400
PTC Therapeutics, Inc. (a)	230,912	4,512,020
Puma Biotechnology, Inc. (a)	155,411	11,739,747
Raptor Pharmaceutical Corp. (a)(d)	228,373	1,888,645
Receptos, Inc.	155,490	5,254,007
Regeneron Pharmaceuticals, Inc. (a)	167,478	49,722,543
Regulus Therapeutics, Inc. (a)(d)	174,370	1,243,258
Rigel Pharmaceuticals, Inc. (a)	416,077	1,331,446
Sangamo Biosciences, Inc. (a)(d)	982,368	13,595,973
Sarepta Therapeutics, Inc. (a)(d)	160,901	5,974,254
Seattle Genetics, Inc. (a)(d)	196,850	7,574,788
Sophiris Bio, Inc. (a)	141,653	467,455
Sorrento Therapeutics, Inc. (a)	45,800	420,902
Spectrum Pharmaceuticals, Inc. (a)	338,247	2,323,757
Stemline Therapeutics, Inc. (a)(d)	292,993	4,485,723
Sunesis Pharmaceuticals, Inc. (a)	443,217	2,273,703
Synageva BioPharma Corp. (a)(d)	122,900	10,614,873
Synergy Pharmaceuticals, Inc. (a)(d)	242,484	1,088,753
Synergy Pharmaceuticals, Inc. warrants 11/14/16 (a)	20,600	45,320
Synta Pharmaceuticals Corp. (a)(d)	471,286	1,984,114
Synthetic Biologics, Inc. (a)	100	145
TESARO, Inc. (a)	153,779	3,838,324
Theravance, Inc. (a)(d)	148,026	3,984,860
Threshold Pharmaceuticals, Inc. (a)	92,584	379,594
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	67,918
Ultragenyx Pharmaceutical, Inc. (d)	68,100	2,640,918
uniQure B.V.	63,432	651,447
United Therapeutics Corp. (a)	152,594	15,260,926
Verastem, Inc. (a)	202,208	1,688,437

	Shares	Value
Versartis, Inc. (a)(d)	183,202	$ 5,582,165
Versartis, Inc.	97,274	2,667,545
Vertex Pharmaceuticals, Inc. (a)	584,689	39,583,445
Vical, Inc. (a)	659,862	745,644
Vital Therapies, Inc.	180,500	2,346,500
Xencor, Inc.	174,578	1,728,322
XOMA Corp. (a)	709,143	3,148,595
ZIOPHARM Oncology, Inc. (a)(d)	486,379	1,750,964
		1,333,239,504
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0
InVivo Therapeutics Holdings Corp. (a)	98,300	180,872
		180,872
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
BG Medicine, Inc. (a)(d)	75,570	92,195
ChromaDex, Inc. (a)	143,866	207,167
Transgenomic, Inc. (a)	16,258	71,535
Transgenomic, Inc. warrants 2/3/17 (a)(e)	81,000	1
		370,898
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)(e)	6,666	92,324
PHARMACEUTICALS - 3.9%
Pharmaceuticals - 3.9%
AcelRx Pharmaceuticals, Inc. (a)(d)	52,410	567,076
Achaogen, Inc. (a)	141,215	1,979,834
Aradigm Corp. (a)	351,440	77,317
Auxilium Pharmaceuticals, Inc. (a)(d)	200,238	4,507,357
AVANIR Pharmaceuticals Class A (a)	1,482,487	7,382,785
ContraVir Pharmaceuticals, Inc. (a)(d)	23,908	44,708
Egalet Corp.	144,450	1,669,842
Endocyte, Inc. (a)	32,044	580,317
Horizon Pharma, Inc. (a)(d)	464,050	6,580,229
Horizon Pharma, Inc. warrants 9/25/17 (a)	55,250	540,747
Intra-Cellular Therapies, Inc.	225,154	3,760,072
Jazz Pharmaceuticals PLC (a)	58,520	7,894,348
NeurogesX, Inc. (a)	187,202	1,498
Pacira Pharmaceuticals, Inc. (a)	96,960	6,640,790
Perrigo Co. PLC	49	7,098
Relypsa, Inc.	196,513	4,388,135
Repros Therapeutics, Inc. (a)(d)	211,800	3,573,066
TherapeuticsMD, Inc. (a)	220,100	924,420
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Zogenix, Inc. (a)	1,284,991	$ 3,135,378
Zogenix, Inc. warrants 7/27/17 (a)	32,985	2,792
		54,257,809
TOTAL COMMON STOCKS (Cost $1,130,342,192)		1,388,141,407
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.5%
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
ProQR Therapeutics BV (e)	2,337	1,702,758
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Avalanche Biotechnologies, Inc. Series B (e)	89,832	676,435
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
Sage Therapeutics, Inc. Series C (e)	81,574	345,425
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
aTyr Pharma, Inc. 8.00% (e)	282,494	714,427
Kolltan Pharmaceuticals, Inc. Series D (e)	1,610,391	1,610,391
Zafgen, Inc. Series E (e)	810,900	1,761,680
		4,086,498
TOTAL CONVERTIBLE PREFERRED STOCKS		6,811,116
Nonconvertible Preferred Stocks - 0.0%
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (e)	26,918	574,161
PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	299,320	4,885
Equilibrate Worldwide Therapeutics Series D (e)	299,320	12,024

	Shares	Value
Neuropathic Worldwide Therapeutics Series D (e)	299,320	$ 2,254
Oculus Worldwide Therapeutics Series D (e)	299,320	3,756
Orchestrate U.S. Therapeutics, Inc. Series D (e)	299,320	5,259
Orchestrate Worldwide Therapeutics Series D (e)	299,320	9,393
		37,571
TOTAL NONCONVERTIBLE PREFERRED STOCKS		611,732
TOTAL PREFERRED STOCKS (Cost $7,415,484)		7,422,848
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.11% (b)	9,718,456	9,718,456
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	108,895,587	108,895,587
TOTAL MONEY MARKET FUNDS (Cost $118,614,043)		118,614,043
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $1,256,371,719)		1,514,178,298
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(109,465,118)
NET ASSETS - 100%		$ 1,404,713,180
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,554,872 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 1/9/18	1/9/08	$ 563,722
aTyr Pharma, Inc. 8.00%	4/8/13 - 5/17/13	$ 714,427
Avalanche Biotechnologies, Inc. Series B	4/17/14	$ 676,435
Equilibrate Asia Therapeutics Series D	5/17/13	$ 4,885
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 12,024
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$ 574,161
MYOS Corp.	7/2/12	$ 83,325
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 2,254
Oculus Worldwide Therapeutics Series D	5/17/13	$ 3,756
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 5,259
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 9,393
ProQR Therapeutics BV	4/17/14	$ 1,227,346
Sage Therapeutics, Inc. Series C	3/11/14	$ 345,425
Transgenomic, Inc. warrants 2/3/17	2/3/12	$ 559
Zafgen, Inc. Series E	11/25/13	$ 1,761,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,017
Fidelity Securities Lending Cash Central Fund	1,331,953
Total	$ 1,342,970
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,388,141,407	$ 1,384,789,074	$ 3,352,333	$ -
Preferred Stocks	7,422,848	-	-	7,422,848
Money Market Funds	118,614,043	118,614,043	-	-
Total Investments in Securities:	$ 1,514,178,298	$ 1,503,403,117	$ 3,352,333	$ 7,422,848
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,267,700,629. Net unrealized appreciation aggregated $246,477,669, of which $361,381,263 related to appreciated investment securities and $114,903,594 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800324.110

AFDC-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.0%
Communications Equipment - 75.0%
ADTRAN, Inc.	900	$ 20,187
ADVA Optical Networking SE (a)	20,800	93,265
Alcatel-Lucent SA sponsored ADR	180,257	703,002
Aruba Networks, Inc. (a)	14,040	277,571
Calix Networks, Inc. (a)	3,700	32,597
Ciena Corp. (a)	4,500	88,965
Cisco Systems, Inc.	162,424	3,753,619
Comtech Telecommunications Corp.	2,500	79,375
F5 Networks, Inc. (a)	6,065	637,856
Infinera Corp. (a)	2,100	18,816
InterDigital, Inc.	5,000	173,600
Ixia (a)	10,600	131,652
JDS Uniphase Corp. (a)	9,900	125,433
Juniper Networks, Inc. (a)	36,688	905,827
Motorola Solutions, Inc.	7,447	473,480
NETGEAR, Inc. (a)	5,200	167,960
Palo Alto Networks, Inc. (a)	5,300	336,974
Plantronics, Inc.	10,400	453,128
Polycom, Inc. (a)	20,099	247,218
Procera Networks, Inc. (a)	1,700	15,742
QUALCOMM, Inc.	41,281	3,249,228
Radware Ltd. (a)	21,600	357,048
Riverbed Technology, Inc. (a)	30,358	590,463
Ruckus Wireless, Inc. (a)	11,700	122,265
Sonus Networks, Inc. (a)	65,000	212,550
Spirent Communications PLC	67,100	107,797
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	72,820	873,112
ViaSat, Inc. (a)	2,500	160,525
Wi-Lan, Inc.	21,000	64,568
		14,473,823
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
General Cable Corp.	2,900	74,298
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Vocera Communications, Inc. (a)	3,600	54,900
INTERNET SOFTWARE & SERVICES - 2.2%
Internet Software & Services - 2.2%
Equinix, Inc. (a)	500	93,905
Google, Inc.:
Class A (a)	299	159,929
Class C (a)	299	157,471
Rackspace Hosting, Inc. (a)	600	17,412
		428,717

	Shares	Value
IT SERVICES - 0.4%
IT Consulting & Other Services - 0.4%
Amdocs Ltd.	1,700	$ 79,101
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
Semiconductors - 3.3%
Altera Corp.	10,000	325,200
Broadcom Corp. Class A	7,600	234,156
Semtech Corp. (a)	3,400	81,532
		640,888
SOFTWARE - 3.6%
Application Software - 0.4%
BroadSoft, Inc. (a)	3,500	88,830
Systems Software - 3.2%
Gigamon, Inc. (a)	5,400	85,158
Imperva, Inc. (a)	2,300	52,624
Infoblox, Inc. (a)	8,100	158,922
Oracle Corp.	4,100	167,608
Rovi Corp. (a)	2,700	60,183
Symantec Corp.	4,600	93,288
		617,783
TOTAL SOFTWARE		706,613
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 9.2%
Technology Hardware, Storage & - 9.2%
Apple, Inc.	545	321,599
BlackBerry Ltd. (a)(d)	37,500	287,250
EMC Corp.	2,800	72,240
Nokia Corp. sponsored ADR	133,720	1,002,900
QLogic Corp. (a)	7,800	90,324
		1,774,313
TOTAL COMMON STOCKS (Cost $16,232,887)		18,232,653
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 0.11% (b)	1,158,936	1,158,936
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	422,943	422,943
TOTAL MONEY MARKET FUNDS (Cost $1,581,879)		1,581,879
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $17,814,766)		19,814,532
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(507,869)
NET ASSETS - 100%		$ 19,306,663
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 590
Fidelity Securities Lending Cash Central Fund	3,689
Total	$ 4,279
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $17,866,926. Net unrealized appreciation aggregated $1,947,606, of which $2,407,858 related to appreciated investment securities and $460,252 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800322.110

AFCI-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AUTO COMPONENTS - 2.0%
Auto Parts & Equipment - 2.0%
Delphi Automotive PLC	37,284	$ 2,492,063
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Diversified Support Services - 2.5%
KAR Auction Services, Inc.	106,104	3,159,777
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Sotheby's Class A (Ltd. vtg.)	3,240	136,274
HOTELS, RESTAURANTS & LEISURE - 15.4%
Hotels, Resorts & Cruise Lines - 3.8%
Marriott International, Inc. Class A	20,250	1,173,083
Wyndham Worldwide Corp.	51,986	3,708,681
		4,881,764
Restaurants - 11.6%
Bloomin' Brands, Inc. (a)	53,946	1,150,129
Burger King Worldwide, Inc. (d)	83,821	2,190,243
McDonald's Corp.	47,677	4,833,494
Texas Roadhouse, Inc. Class A	97,741	2,418,112
Yum! Brands, Inc.	52,514	4,043,053
		14,635,031
TOTAL HOTELS, RESTAURANTS & LEISURE		19,516,795
HOUSEHOLD DURABLES - 4.9%
Homebuilding - 2.6%
NVR, Inc. (a)	3,030	3,263,310
Housewares & Specialties - 2.3%
Jarden Corp. (a)	32,968	1,884,121
Tupperware Brands Corp.	12,000	1,018,920
		2,903,041
TOTAL HOUSEHOLD DURABLES		6,166,351
INTERNET & CATALOG RETAIL - 4.0%
Internet Retail - 4.0%
Liberty Interactive Corp. Series A (a)	86,668	2,518,572
priceline.com, Inc. (a)	2,210	2,558,628
		5,077,200
LEISURE PRODUCTS - 1.4%
Leisure Products - 1.4%
Brunswick Corp.	15,600	626,964
Smith & Wesson Holding Corp. (a)	75,500	1,158,925
		1,785,889
MEDIA - 27.9%
Broadcasting - 1.9%
Liberty Media Corp. Class A (a)	11,700	1,517,607
LIN Media LLC Class A (a)	36,140	846,760
		2,364,367

	Shares	Value
Cable & Satellite - 7.9%
DIRECTV (a)	62,852	$ 4,877,315
DISH Network Corp. Class A (a)	17,279	982,484
Liberty Global PLC:
Class A (a)	66,979	2,667,104
Class C	38,679	1,486,434
		10,013,337
Movies & Entertainment - 18.1%
The Madison Square Garden Co. Class A (a)	36,530	1,994,538
The Walt Disney Co.	88,506	7,022,065
Time Warner, Inc.	67,490	4,485,385
Twenty-First Century Fox, Inc. Class A	170,533	5,460,467
Viacom, Inc. Class B (non-vtg.)	46,047	3,913,074
		22,875,529
TOTAL MEDIA		35,253,233
MULTILINE RETAIL - 10.5%
Department Stores - 1.0%
Dillard's, Inc. Class A	13,000	1,273,090
General Merchandise Stores - 9.5%
Dollar General Corp. (a)	83,764	4,727,640
Dollar Tree, Inc. (a)	68,709	3,577,678
Target Corp.	59,756	3,689,933
		11,995,251
TOTAL MULTILINE RETAIL		13,268,341
SPECIALTY RETAIL - 18.1%
Apparel Retail - 8.5%
Abercrombie & Fitch Co. Class A	18,102	665,430
Foot Locker, Inc.	71,251	3,315,309
Ross Stores, Inc.	58,479	3,981,250
TJX Companies, Inc.	48,108	2,798,923
		10,760,912
Home Improvement Retail - 2.4%
Lowe's Companies, Inc.	66,948	3,073,583
Homefurnishing Retail - 1.6%
Williams-Sonoma, Inc.	32,026	2,011,873
Specialty Stores - 5.6%
Cabela's, Inc. Class A (a)(d)	43,416	2,848,524
Dick's Sporting Goods, Inc.	19,463	1,024,922
PetSmart, Inc. (d)	28,389	1,921,368
Sally Beauty Holdings, Inc. (a)	45,242	1,240,083
		7,034,897
TOTAL SPECIALTY RETAIL		22,881,265
TEXTILES, APPAREL & LUXURY GOODS - 12.7%
Apparel, Accessories & Luxury Goods - 9.0%
Fossil Group, Inc. (a)	12,500	1,333,125
PVH Corp.	27,823	3,493,734
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Apparel, Accessories & Luxury Goods - continued
Ralph Lauren Corp.	15,725	$ 2,380,293
Swatch Group AG (Bearer) (Reg.)	21,040	2,534,076
VF Corp.	26,804	1,637,456
		11,378,684
Footwear - 3.7%
NIKE, Inc. Class B	42,217	3,079,730
Wolverine World Wide, Inc. (d)	54,839	1,540,976
		4,620,706
TOTAL TEXTILES, APPAREL & LUXURY GOODS		15,999,390
TOTAL COMMON STOCKS (Cost $108,386,237)		125,736,578
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.11% (b)	911,381	911,381
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	8,590,342	8,590,342
TOTAL MONEY MARKET FUNDS (Cost $9,501,723)		9,501,723
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $117,887,960)		135,238,301
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(8,896,550)
NET ASSETS - 100%		$ 126,341,751
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,435
Fidelity Securities Lending Cash Central Fund	6,016
Total	$ 7,451
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $118,418,071. Net unrealized appreciation aggregated $16,820,230, of which $18,977,233 related to appreciated investment securities and $2,157,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity Advisor® Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800325.110

AFEL-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	$ 1
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Office Services & Supplies - 0.4%
West Corp.	5,214	126,961
COMMUNICATIONS EQUIPMENT - 3.5%
Communications Equipment - 3.5%
Ciena Corp. (a)	3,470	68,602
Cisco Systems, Inc.	14,666	338,931
Ixia (a)	3,387	42,067
NETGEAR, Inc. (a)	1,262	40,763
QUALCOMM, Inc.	7,058	555,535
Riverbed Technology, Inc. (a)	100	1,945
		1,047,843
ELECTRONIC EQUIPMENT & COMPONENTS - 5.3%
Electronic Components - 1.5%
Aeroflex Holding Corp. (a)	37,972	290,486
Audience, Inc. (a)	2,923	33,615
Corning, Inc.	411	8,594
InvenSense, Inc. (a)(d)	5,425	116,800
		449,495
Electronic Manufacturing Services - 3.5%
Flextronics International Ltd. (a)	11,578	104,086
Jabil Circuit, Inc.	17,655	304,725
Multi-Fineline Electronix, Inc. (a)	3,447	42,674
TTM Technologies, Inc. (a)	75,778	597,888
Viasystems Group, Inc. (a)	12	144
		1,049,517
Technology Distributors - 0.3%
Avnet, Inc.	1,700	73,321
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,572,333
INTERNET & CATALOG RETAIL - 0.1%
Internet Retail - 0.1%
Amazon.com, Inc. (a)	100	30,413
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
Cornerstone OnDemand, Inc. (a)	1,000	36,760
Demand Media, Inc. (a)	16,389	68,178
Google, Inc.:
Class A (a)	962	514,555
Class C (a)	4	2,107
Rackspace Hosting, Inc. (a)	600	17,412
		639,012
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Total System Services, Inc.	1,542	48,989

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 79.9%
Semiconductor Equipment - 5.8%
GT Advanced Technologies, Inc. (a)(d)	7,267	$ 120,705
Lam Research Corp.	18,126	1,044,239
LTX-Credence Corp. (a)	4,376	42,141
PDF Solutions, Inc. (a)	6,887	129,269
Teradyne, Inc.	17,662	312,088
Tessera Technologies, Inc.	4,105	90,023
		1,738,465
Semiconductors - 74.1%
Advanced Micro Devices, Inc. (a)(d)	62,796	256,836
Altera Corp.	48,301	1,570,749
Analog Devices, Inc.	29,294	1,502,489
Applied Micro Circuits Corp. (a)	3,053	29,645
Atmel Corp. (a)	27,085	210,450
Avago Technologies Ltd.	5,671	360,109
Broadcom Corp. Class A	80,803	2,489,540
Cavium, Inc. (a)	2,902	122,958
Cypress Semiconductor Corp.	71,329	675,486
Dialog Semiconductor PLC (a)	1,900	48,014
Entropic Communications, Inc. (a)	12,507	46,151
EZchip Semiconductor Ltd. (a)	3,966	94,986
Fairchild Semiconductor International, Inc. (a)	36,570	465,536
Freescale Semiconductor, Inc. (a)	22,700	498,719
Hittite Microwave Corp.	3,992	236,965
Imagination Technologies Group PLC (a)(d)	19,100	63,271
Inphi Corp. (a)	884	13,074
Intel Corp.	106,902	2,853,211
Intermolecular, Inc. (a)	11,574	31,481
International Rectifier Corp. (a)	8,063	209,961
Intersil Corp. Class A	55,957	690,509
MagnaChip Semiconductor Corp. (a)	38,036	532,504
Marvell Technology Group Ltd.	63,221	1,002,685
Maxim Integrated Products, Inc.	24,823	805,258
MaxLinear, Inc. Class A (a)	2,894	22,776
Micrel, Inc.	9,756	97,170
Micron Technology, Inc. (a)	30,130	786,996
Motech Industries, Inc. (a)	1	2
NVIDIA Corp.	24,781	457,705
NXP Semiconductors NV (a)	9,433	562,395
O2Micro International Ltd. sponsored ADR (a)	12,471	44,896
ON Semiconductor Corp. (a)	50,524	475,431
Peregrine Semiconductor Corp. (a)(d)	17,727	95,194
Pericom Semiconductor Corp. (a)	1,374	11,088
PMC-Sierra, Inc. (a)	94,384	645,587
Power Integrations, Inc.	1,800	85,014
RF Micro Devices, Inc. (a)	60,609	511,540
Samsung Electronics Co. Ltd.	902	1,172,574
Semtech Corp. (a)	28,722	688,754
Silicon Laboratories, Inc. (a)	2,600	116,870
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Skyworks Solutions, Inc.	21	$ 862
Spansion, Inc. Class A (a)	15,088	269,019
Texas Instruments, Inc.	7,089	322,195
Trident Microsystems, Inc. (a)	19	0
Xilinx, Inc.	19,332	912,277
		22,088,932
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		23,827,397
SOFTWARE - 1.4%
Application Software - 0.6%
Citrix Systems, Inc. (a)	1,416	83,983
Nuance Communications, Inc. (a)(d)	5,589	89,927
		173,910
Systems Software - 0.8%
CommVault Systems, Inc. (a)	1,300	62,920
Gigamon, Inc. (a)	1,553	24,491
Imperva, Inc. (a)	2,517	57,589
Infoblox, Inc. (a)	2,138	41,948
Symantec Corp.	2,183	44,271
		231,219
TOTAL SOFTWARE		405,129
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Technology Hardware, Storage & - 2.0%
Apple, Inc.	270	159,324
EMC Corp.	16,654	429,673
		588,997
TOTAL COMMON STOCKS (Cost $28,937,606)		28,287,075
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	1,825,292	$ 1,825,292
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	429,660	429,660
TOTAL MONEY MARKET FUNDS (Cost $2,254,952)		2,254,952
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $31,192,558)		30,542,027
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(738,081)
NET ASSETS - 100%		$ 29,803,946
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 726
Fidelity Securities Lending Cash Central Fund	5,881
Total	$ 6,607
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 28,287,075	$ 28,287,074	$ 1	$ -
Money Market Funds	2,254,952	2,254,952	-	-
Total Investments in Securities:	$ 30,542,027	$ 30,542,026	$ 1	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $31,436,197. Net unrealized depreciation aggregated $894,170, of which $1,282,775 related to appreciated investment securities and $2,176,945 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800328.110

ANR-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 16.4%
Oil & Gas Drilling - 1.9%
Ocean Rig UDW, Inc. (United States) (a)	98,100	$ 1,618,650
Odfjell Drilling A/S	567,856	3,209,791
Pacific Drilling SA (a)	169,749	1,682,213
Precision Drilling Corp.	171,900	2,234,912
Vantage Drilling Co. (a)	1,887,530	3,152,175
Xtreme Drilling & Coil Services Corp. (a)	752,302	3,438,742
		15,336,483
Oil & Gas Equipment & Services - 14.5%
Baker Hughes, Inc.	29,790	2,082,321
Cameron International Corp. (a)	2	130
Core Laboratories NV	17,048	3,199,569
Dresser-Rand Group, Inc. (a)	31,500	1,903,860
Dril-Quip, Inc. (a)	48,391	5,473,990
FMC Technologies, Inc. (a)	479,906	27,210,670
Halliburton Co.	414,814	26,162,319
National Oilwell Varco, Inc.	72,615	5,702,456
Oceaneering International, Inc.	155,473	11,393,061
Schlumberger Ltd.	267,809	27,196,004
Total Energy Services, Inc.	53,200	1,048,419
Weatherford International Ltd. (a)	355,846	7,472,766
		118,845,565
TOTAL ENERGY EQUIPMENT & SERVICES		134,182,048
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Dynegy, Inc. (a)	104,935	2,985,401
OIL, GAS & CONSUMABLE FUELS - 80.0%
Coal & Consumable Fuels - 1.4%
Peabody Energy Corp.	592,918	11,271,371
Integrated Oil & Gas - 32.3%
Chevron Corp.	937,609	117,688,682
Exxon Mobil Corp.	1,364,011	139,688,365
Imperial Oil Ltd.	120,200	5,869,353
Occidental Petroleum Corp.	16,200	1,551,150
		264,797,550
Oil & Gas Exploration & Production - 33.8%
Anadarko Petroleum Corp.	285,583	28,278,429
Bankers Petroleum Ltd. (a)	794,400	4,326,963
Bonanza Creek Energy, Inc. (a)	106,625	5,184,108
BPZ Energy, Inc. (a)	164,700	444,690
Cabot Oil & Gas Corp.	213,815	8,398,653
Canadian Natural Resources Ltd.	101,900	4,152,050
Chesapeake Energy Corp.	46,325	1,331,844
Cimarex Energy Co.	169,247	20,160,703
ConocoPhillips Co.	345,536	25,676,780

	Shares	Value
Continental Resources, Inc. (a)(d)	84,915	$ 11,762,426
Diamondback Energy, Inc. (a)	11,700	841,698
EOG Resources, Inc.	463,786	45,451,028
EQT Corp.	178,758	19,482,834
Evolution Petroleum Corp.	60,495	713,841
Gulfport Energy Corp. (a)	60,378	4,448,047
Halcon Resources Corp. (a)	300,000	1,656,000
Kodiak Oil & Gas Corp. (a)	720,563	9,158,356
Laredo Petroleum Holdings, Inc. (a)(d)	64,294	1,879,314
Noble Energy, Inc.	314,708	22,589,740
Northern Oil & Gas, Inc. (a)	193,193	2,980,968
PDC Energy, Inc. (a)	120,388	7,665,104
Peyto Exploration & Development Corp. (d)	94,000	3,465,663
Pioneer Natural Resources Co.	73,916	14,285,745
Rex Energy Corp. (a)	85,415	1,798,840
Rice Energy, Inc.	110,700	3,287,790
Southwestern Energy Co. (a)	303,373	14,525,499
Stone Energy Corp. (a)	5,500	269,775
Synergy Resources Corp. (a)	115,015	1,338,775
TAG Oil Ltd. (a)	446,700	1,300,099
Ultra Petroleum Corp. (a)(d)	150,300	4,478,940
Whiting Petroleum Corp. (a)	68,743	5,067,734
		276,402,436
Oil & Gas Refining & Marketing - 6.5%
Alon U.S.A. Partners LP	10,249	188,684
CVR Refining, LP	33,873	810,581
Marathon Petroleum Corp.	65,752	6,111,648
Phillips 66 Co.	195,723	16,288,068
Tesoro Corp.	15,300	861,237
Valero Energy Corp.	480,326	27,460,237
World Fuel Services Corp.	40,833	1,859,535
		53,579,990
Oil & Gas Storage & Transport - 6.0%
Access Midstream Partners LP	154,902	9,193,434
Cheniere Energy, Inc. (a)	117,700	6,644,165
Enable Midstream Partners LP	42,900	1,061,346
EnLink Midstream LLC	13,600	480,488
Magellan Midstream Partners LP	32,034	2,377,243
Markwest Energy Partners LP	49,504	3,135,583
MPLX LP	88,194	4,773,941
ONEOK, Inc.	34,200	2,162,124
Phillips 66 Partners LP	95,369	5,113,686
Plains GP Holdings LP Class A	48,700	1,342,659
SemGroup Corp. Class A	23,100	1,475,628
Targa Resources Corp.	36,432	3,934,292
Valero Energy Partners LP	175,543	7,234,127
		48,928,716
TOTAL OIL, GAS & CONSUMABLE FUELS		654,980,063
TOTAL COMMON STOCKS (Cost $639,130,393)		792,147,512
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	12,782,958	$ 12,782,958
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	18,991,114	18,991,114
TOTAL MONEY MARKET FUNDS (Cost $31,774,072)		31,774,072
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $670,904,465)		823,921,584
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,783,965)
NET ASSETS - 100%		$ 818,137,619
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,793
Fidelity Securities Lending Cash Central Fund	49,303
Total	$ 61,096
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $672,491,841. Net unrealized appreciation aggregated $151,429,743, of which $157,668,498 related to appreciated investment securities and $6,238,755 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800326.110

AFFS-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BANKS - 29.0%
Diversified Banks - 22.9%
Bank of America Corp.	512,156	$ 7,754,042
Citigroup, Inc.	166,765	7,989,711
JPMorgan Chase & Co.	151,231	8,465,912
U.S. Bancorp	195,208	7,960,582
Wells Fargo & Co.	136,648	6,783,207
		38,953,454
Regional Banks - 6.1%
BB&T Corp.	77,500	2,893,075
CoBiz, Inc.	57,191	574,198
Commerce Bancshares, Inc.	34,935	1,518,974
Fifth Third Bancorp	116,140	2,393,645
M&T Bank Corp. (d)	15,670	1,911,897
Popular, Inc. (a)	34,800	1,075,320
		10,367,109
TOTAL BANKS		49,320,563
CAPITAL MARKETS - 14.0%
Asset Management & Custody Banks - 11.0%
Affiliated Managers Group, Inc. (a)	11,664	2,311,805
Ameriprise Financial, Inc.	21,500	2,400,045
Artisan Partners Asset Management, Inc.	5,900	342,613
BlackRock, Inc. Class A	6,206	1,868,006
Franklin Resources, Inc.	62,450	3,269,258
Invesco Ltd.	120,238	4,233,580
Oaktree Capital Group LLC Class A	31,700	1,680,100
The Blackstone Group LP	85,965	2,538,546
		18,643,953
Investment Banking & Brokerage - 3.0%
E*TRADE Financial Corp. (a)	85,300	1,914,985
FXCM, Inc. Class A (d)	58,400	904,032
Raymond James Financial, Inc.	46,900	2,330,930
		5,149,947
TOTAL CAPITAL MARKETS		23,793,900
CONSUMER FINANCE - 6.1%
Consumer Finance - 6.1%
Capital One Financial Corp.	85,938	6,350,818
SLM Corp.	97,215	2,503,286
Springleaf Holdings, Inc. (d)	69,500	1,597,110
		10,451,214
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
H&R Block, Inc.	57,800	1,642,676
DIVERSIFIED FINANCIAL SERVICES - 9.0%
Multi-Sector Holdings - 4.3%
Berkshire Hathaway, Inc. Class B (a)	56,319	7,256,703

	Shares	Value
Specialized Finance - 4.7%
IntercontinentalExchange Group, Inc.	21,464	$ 4,388,100
McGraw Hill Financial, Inc.	42,900	3,171,597
TPG Specialty Lending, Inc.	23,400	424,710
		7,984,407
TOTAL DIVERSIFIED FINANCIAL SERVICES		15,241,110
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Health Care Facilities - 0.6%
Brookdale Senior Living, Inc. (a)	31,700	1,009,328
INSURANCE - 14.3%
Insurance Brokers - 2.9%
Brown & Brown, Inc.	66,200	1,971,436
Marsh & McLennan Companies, Inc.	61,100	3,012,841
		4,984,277
Life & Health Insurance - 4.2%
MetLife, Inc.	89,826	4,702,391
Prudential PLC	50,502	1,160,997
Torchmark Corp.	15,600	1,243,320
		7,106,708
Property & Casualty Insurance - 6.0%
Allstate Corp.	58,640	3,339,548
Fidelity National Financial, Inc. Class A	78,900	2,539,002
The Travelers Companies, Inc.	46,892	4,247,477
		10,126,027
Reinsurance - 1.2%
Everest Re Group Ltd.	13,500	2,133,405
TOTAL INSURANCE		24,350,417
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
eBay, Inc. (a)	33,600	1,741,488
IT SERVICES - 5.5%
Data Processing & Outsourced Services - 5.5%
EVERTEC, Inc.	62,300	1,466,542
Fiserv, Inc. (a)	41,366	2,514,225
FleetCor Technologies, Inc. (a)	15,500	1,769,015
The Western Union Co.	85,500	1,356,885
Visa, Inc. Class A	10,830	2,194,266
		9,300,933
REAL ESTATE INVESTMENT TRUSTS - 12.1%
Mortgage REITs - 3.5%
Blackstone Mortgage Trust, Inc.	46,900	1,333,367
NorthStar Realty Finance Corp.	78,100	1,251,162
Redwood Trust, Inc. (d)	62,200	1,355,960
Starwood Property Trust, Inc.	85,100	2,046,655
		5,987,144
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - 2.1%
Essex Property Trust, Inc.	11,850	$ 2,053,131
Starwood Waypoint Residential (a)	58,260	1,582,924
		3,636,055
Retail REITs - 3.0%
Simon Property Group, Inc.	29,238	5,064,022
Specialized REITs - 3.5%
American Tower Corp.	70,250	5,867,280
TOTAL REAL ESTATE INVESTMENT TRUSTS		20,554,501
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Real Estate Operating Companies - 0.6%
Global Logistic Properties Ltd.	399,000	907,035
Real Estate Services - 2.7%
Altisource Portfolio Solutions SA	12,550	1,301,561
CBRE Group, Inc. (a)	124,787	3,324,326
		4,625,887
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,532,922
THRIFTS & MORTGAGE FINANCE - 1.2%
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	50,000	430,000
Ocwen Financial Corp. (a)	34,750	1,317,025
Radian Group, Inc.	19,600	274,008
		2,021,033
TOTAL COMMON STOCKS (Cost $147,985,886)		164,960,085
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	3,970,025	$ 3,970,025
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	2,810,600	2,810,600
TOTAL MONEY MARKET FUNDS (Cost $6,780,625)		6,780,625
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $154,766,511)		171,740,710
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(1,813,689)
NET ASSETS - 100%		$ 169,927,021
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,374
Fidelity Securities Lending Cash Central Fund	5,447
Total	$ 7,821
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 164,960,085	$ 163,799,088	$ 1,160,997	$ -
Money Market Funds	6,780,625	6,780,625	-	-
Total Investments in Securities:	$ 171,740,710	$ 170,579,713	$ 1,160,997	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $155,774,252. Net unrealized appreciation aggregated $15,966,458, of which $17,338,595 related to appreciated investment securities and $1,372,137 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800327.110

AFHC-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
BIOTECHNOLOGY - 25.0%
Biotechnology - 25.0%
Acceleron Pharma, Inc.	22,500	$ 772,875
Actelion Ltd.	48,375	4,751,754
Aegerion Pharmaceuticals, Inc. (a)	65,450	2,896,817
Alexion Pharmaceuticals, Inc. (a)	300,514	47,541,315
Alnylam Pharmaceuticals, Inc. (a)	19,300	955,929
Amgen, Inc.	234,896	26,249,628
Array BioPharma, Inc. (a)	475,300	1,891,694
Arrowhead Research Corp. (a)	155,700	1,697,130
BioCryst Pharmaceuticals, Inc. (a)	212,100	1,821,939
Biogen Idec, Inc. (a)	198,084	56,873,878
Celgene Corp. (a)	81,200	11,937,212
Celldex Therapeutics, Inc. (a)	52,300	784,500
Cubist Pharmaceuticals, Inc.	241,189	16,897,701
Discovery Laboratories, Inc. (a)	796,000	1,416,880
Exact Sciences Corp. (a)(d)	137,300	1,647,600
Genomic Health, Inc. (a)	153,154	4,018,761
Gilead Sciences, Inc. (a)	412,186	32,352,479
Grifols SA ADR	329,930	13,540,327
Innate Pharma SA (a)(d)	236,200	1,995,645
Insmed, Inc. (a)	164,900	2,298,706
Intercept Pharmaceuticals, Inc. (a)	43,821	11,574,003
InterMune, Inc. (a)	440,980	14,146,638
Kindred Biosciences, Inc. (d)	136,900	2,175,341
Medivation, Inc. (a)	76,600	4,612,086
Neurocrine Biosciences, Inc. (a)	340,264	4,770,501
NewLink Genetics Corp. (a)	57,196	1,258,312
NPS Pharmaceuticals, Inc. (a)	80,590	2,145,306
Pharmacyclics, Inc. (a)	1,792	169,487
PTC Therapeutics, Inc. (a)	80,800	1,578,832
Puma Biotechnology, Inc. (a)	53,100	4,011,174
Rigel Pharmaceuticals, Inc. (a)	208,731	667,939
Ultragenyx Pharmaceutical, Inc.	53,777	2,085,472
Vanda Pharmaceuticals, Inc. (a)	328,529	4,576,409
Vertex Pharmaceuticals, Inc. (a)	60,300	4,082,310
ZIOPHARM Oncology, Inc. (a)(d)	404,100	1,454,760
		291,651,340
DIVERSIFIED CONSUMER SERVICES - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	159,335	2,563,700
HEALTH CARE EQUIPMENT & SUPPLIES - 17.4%
Health Care Equipment - 15.5%
Accuray, Inc. (a)	208,500	1,751,400
Boston Scientific Corp. (a)	3,300,301	41,616,796
Cardiovascular Systems, Inc. (a)	100,420	2,887,075
CONMED Corp.	208,518	9,660,639
Covidien PLC	530,423	37,792,639
Edwards Lifesciences Corp. (a)	247,753	20,184,437
HeartWare International, Inc. (a)	114,631	9,739,050
Intuitive Surgical, Inc. (a)	31,300	11,321,210

	Shares	Value
Lumenis Ltd. Class B	156,400	$ 1,346,604
Masimo Corp. (a)	354,431	9,484,574
NxStage Medical, Inc. (a)	255,900	2,927,496
ResMed, Inc. (d)	100,900	5,029,865
Smith & Nephew PLC sponsored ADR	102,063	7,954,790
Steris Corp.	194,981	9,368,837
Volcano Corp. (a)	310,900	5,459,404
Zeltiq Aesthetics, Inc. (a)	245,018	4,481,379
		181,006,195
Health Care Supplies - 1.9%
Derma Sciences, Inc. (a)	192,595	1,991,432
Endologix, Inc. (a)	307,023	3,893,052
The Cooper Companies, Inc.	121,101	15,974,433
		21,858,917
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		202,865,112
HEALTH CARE PROVIDERS & SERVICES - 12.7%
Health Care Distributors & Services - 4.9%
Amplifon SpA	612,595	3,994,453
EBOS Group Ltd.	500,363	4,055,752
McKesson Corp.	291,909	49,388,084
		57,438,289
Health Care Facilities - 2.5%
Emeritus Corp. (a)	245,100	7,311,333
HCA Holdings, Inc. (a)	96,000	4,992,000
NMC Health PLC	335,900	2,495,388
Surgical Care Affiliates, Inc.	141,185	4,148,015
Universal Health Services, Inc. Class B	125,127	10,234,137
		29,180,873
Health Care Services - 1.3%
Air Methods Corp. (a)	170,570	9,495,632
MEDNAX, Inc. (a)	93,320	5,529,210
		15,024,842
Managed Health Care - 4.0%
Cigna Corp.	208,512	16,689,300
Humana, Inc.	162,237	17,805,511
UnitedHealth Group, Inc.	166,824	12,518,473
		47,013,284
TOTAL HEALTH CARE PROVIDERS & SERVICES		148,657,288
HEALTH CARE TECHNOLOGY - 3.4%
Health Care Technology - 3.4%
Castlight Health, Inc.	336,800	4,552,862
Castlight Health, Inc. Class B (a)	6,800	102,136
Cerner Corp. (a)	510,796	26,203,835
HealthStream, Inc. (a)	89,712	2,031,977
Medidata Solutions, Inc. (a)	169,400	6,150,914
		39,041,724
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 1.7%
Industrial Conglomerates - 1.7%
Danaher Corp.	263,423	$ 19,329,980
LIFE SCIENCES TOOLS & SERVICES - 7.0%
Life Sciences Tools & Services - 7.0%
Agilent Technologies, Inc.	627,100	33,888,484
Bruker BioSciences Corp. (a)	224,653	4,641,331
Illumina, Inc. (a)(d)	268,389	36,460,646
Thermo Fisher Scientific, Inc.	58,202	6,635,028
		81,625,489
PHARMACEUTICALS - 27.9%
Pharmaceuticals - 27.9%
AbbVie, Inc.	187,680	9,774,374
Actavis PLC (a)	387,803	79,239,791
Aratana Therapeutics, Inc. (e)	113,365	1,562,170
Auxilium Pharmaceuticals, Inc. (a)	250,600	5,641,006
Bristol-Myers Squibb Co.	500,503	25,070,195
Dechra Pharmaceuticals PLC	319,800	3,725,657
Impax Laboratories, Inc. (a)	117,143	3,063,289
Jazz Pharmaceuticals PLC (a)	65,226	8,798,987
Merck & Co., Inc.	579,133	33,914,028
Orexo AB (a)(d)	175,113	2,827,791
Pacira Pharmaceuticals, Inc. (a)	52,700	3,609,423
Perrigo Co. PLC	111,256	16,116,544
Prestige Brands Holdings, Inc. (a)	261,372	8,761,189
Salix Pharmaceuticals Ltd. (a)	225,265	24,779,150
Shire PLC sponsored ADR	196,900	33,817,575
Teva Pharmaceutical Industries Ltd. sponsored ADR	694,283	33,922,667
The Medicines Company (a)	396,100	10,536,260
TherapeuticsMD, Inc. (a)	507,050	2,129,610
UCB SA (d)	81,700	6,697,644
Valeant Pharmaceuticals International (Canada) (a)	88,004	11,768,392
		325,755,742
PROFESSIONAL SERVICES - 1.1%
Human Resource & Employment Services - 1.1%
Towers Watson & Co.	79,227	8,890,854
WageWorks, Inc. (a)	81,673	3,460,485
		12,351,339
TOTAL COMMON STOCKS (Cost $885,993,260)		1,123,841,714
Convertible Preferred Stocks - 0.3%

BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Roka Bioscience, Inc. Series E, 8.00% (e)	1,372,273	1,564,391

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (e)	322,145	$ 2,121,583
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,871,574)		3,685,974
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 0.11% (b)	22,955,912	22,955,912
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	54,689,104	54,689,104
TOTAL MONEY MARKET FUNDS (Cost $77,645,016)		77,645,016
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $967,509,850)		1,205,172,704
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(38,920,673)
NET ASSETS - 100%		$ 1,166,252,031
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,248,144 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,121,583
Aratana Therapeutics, Inc.	10/14/13	$ 1,813,840
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 1,749,991
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,330
Fidelity Securities Lending Cash Central Fund	230,899
Total	$ 241,229
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,123,841,714	$ 1,119,288,852	$ 4,552,862	$ -
Convertible Preferred Stocks	3,685,974	-	-	3,685,974
Money Market Funds	77,645,016	77,645,016	-	-
Total Investments in Securities:	$ 1,205,172,704	$ 1,196,933,868	$ 4,552,862	$ 3,685,974
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $968,733,724. Net unrealized appreciation aggregated $236,438,980, of which $269,469,486 related to appreciated investment securities and $33,030,506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800323.110

AFCY-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 21.9%
Aerospace & Defense - 21.9%
Alliant Techsystems, Inc.	50,794	$ 7,325,511
Curtiss-Wright Corp.	49,844	3,187,025
General Dynamics Corp.	204,062	22,334,586
Honeywell International, Inc.	388,033	36,048,266
Teledyne Technologies, Inc. (a)	77,273	7,175,571
Textron, Inc.	184,378	7,541,060
The Boeing Co.	301,529	38,903,272
Triumph Group, Inc.	147,331	9,548,522
United Technologies Corp.	485,351	57,431,580
		189,495,393
AIR FREIGHT & LOGISTICS - 3.7%
Air Freight & Logistics - 3.7%
FedEx Corp.	233,488	31,812,740
AIRLINES - 3.1%
Airlines - 3.1%
American Airlines Group, Inc.	355,032	12,450,972
Delta Air Lines, Inc.	386,500	14,234,795
		26,685,767
AUTO COMPONENTS - 1.4%
Auto Parts & Equipment - 1.4%
Johnson Controls, Inc.	269,276	12,155,119
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
A.O. Smith Corp.	258,656	12,094,755
Aspen Aerogels, Inc. warrants 3/28/23 (a)(c)	3,499,903	35
Lennox International, Inc.	66,904	5,608,562
		17,703,352
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Diversified Support Services - 0.3%
Iron Mountain, Inc.	46,525	1,323,171
KAR Auction Services, Inc.	35,600	1,060,168
		2,383,339
Environmental & Facility Services - 1.0%
Waste Connections, Inc.	200,600	8,958,796
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,342,135
CONSTRUCTION & ENGINEERING - 4.2%
Construction & Engineering - 4.2%
EMCOR Group, Inc.	249,641	11,480,990
Jacobs Engineering Group, Inc. (a)	78,700	4,540,990
MasTec, Inc. (a)	222,204	8,794,834
Tutor Perini Corp. (a)	248,635	7,359,596
URS Corp.	89,280	4,206,874
		36,383,284

	Shares	Value
ELECTRICAL EQUIPMENT - 8.9%
Electrical Components & Equipment - 8.5%
Eaton Corp. PLC	253,860	$ 18,440,390
Emerson Electric Co.	291,453	19,871,266
Generac Holdings, Inc.	142,044	8,363,551
Hubbell, Inc. Class B	108,926	12,822,769
Rockwell Automation, Inc.	119,245	14,211,619
		73,709,595
Heavy Electrical Equipment - 0.4%
Babcock & Wilcox Co.	101,300	3,524,227
TOTAL ELECTRICAL EQUIPMENT		77,233,822
INDUSTRIAL CONGLOMERATES - 9.8%
Industrial Conglomerates - 9.8%
Danaher Corp.	579,232	42,504,044
General Electric Co.	1,587,448	42,686,477
		85,190,521
MACHINERY - 21.5%
Agricultural & Farm Machinery - 0.9%
Deere & Co.	80,950	7,555,873
Construction Machinery & Heavy Trucks - 10.4%
Caterpillar, Inc.	306,253	32,279,066
Cummins, Inc.	136,409	20,577,298
Manitowoc Co., Inc.	650,356	20,668,314
Oshkosh Truck Corp.	101,792	5,650,474
Terex Corp.	59,400	2,571,426
Wabtec Corp.	115,305	8,595,988
		90,342,566
Industrial Machinery - 10.2%
Crane Co.	51,000	3,709,230
Dover Corp.	108,321	9,358,934
GEA Group AG	92,480	4,137,102
Global Brass & Copper Holdings, Inc.	106,540	1,689,724
Hyster-Yale Materials Handling Class A	2,100	202,419
IDEX Corp.	117,729	8,779,052
ITT Corp.	179,066	7,724,907
Kennametal, Inc.	26,200	1,224,326
Mueller Industries, Inc.	70,240	2,032,746
Pall Corp.	109,616	9,224,186
Parker Hannifin Corp.	88,292	11,202,489
Timken Co.	170,607	10,761,890
Valmont Industries, Inc.	119,209	17,751,412
		87,798,417
TOTAL MACHINERY		185,696,856
OIL, GAS & CONSUMABLE FUELS - 1.6%
Oil & Gas Storage & Transport - 1.6%
Golar LNG Ltd. (NASDAQ)	165,200	7,301,840
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Navigator Holdings Ltd. (a)	88,925	$ 2,374,298
Scorpio Tankers, Inc.	450,675	4,060,582
		13,736,720
PROFESSIONAL SERVICES - 8.7%
Human Resource & Employment Services - 2.3%
Towers Watson & Co.	172,484	19,356,154
Research & Consulting Services - 6.4%
CRA International, Inc. (a)	95,601	2,081,234
Dun & Bradstreet Corp.	171,696	19,017,049
Huron Consulting Group, Inc. (a)	132,720	9,449,664
Nielsen Holdings B.V.	289,712	13,601,978
Verisk Analytics, Inc. (a)	190,644	11,455,798
		55,605,723
TOTAL PROFESSIONAL SERVICES		74,961,877
ROAD & RAIL - 7.0%
Railroads - 4.7%
Union Pacific Corp.	215,464	41,030,810
Trucking - 2.3%
J.B. Hunt Transport Services, Inc.	261,281	19,883,484
TOTAL ROAD & RAIL		60,914,294
TRADING COMPANIES & DISTRIBUTORS - 2.6%
Trading Companies & Distributors - 2.6%
Houston Wire & Cable Co.	95,001	1,183,712
W.W. Grainger, Inc.	29,794	7,579,594
WESCO International, Inc. (a)	158,620	13,923,664
		22,686,970
TOTAL COMMON STOCKS (Cost $666,769,484)		845,998,850
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (c)	$ 1,275,374	1,590,774

	Principal Amount	Value
8% 12/6/14 (c)	$ 1,206,114	$ 1,492,525
8% 3/28/16 (c)	95,302	115,878
TOTAL CONVERTIBLE BONDS (Cost $2,576,755)		3,199,177
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $14,606,652)	14,606,652	14,606,652
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $683,952,891)		863,804,679
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,948,330
NET ASSETS - 100%		$ 865,753,009
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,199,177 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. warrants 3/28/23	5/6/13	$ 35
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11 - 12/31/13	$ 1,275,374
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11 - 12/31/13	$ 1,206,114
Aspen Aerogels, Inc. 8% 3/28/16	5/6/13 - 12/31/13	$ 95,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,039
Fidelity Securities Lending Cash Central Fund	5,001
Total	$ 14,040
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 845,998,850	$ 845,998,815	$ -	$ 35
Convertible Bonds	3,199,177	-	-	3,199,177
Money Market Funds	14,606,652	14,606,652	-	-
Total Investments in Securities:	$ 863,804,679	$ 860,605,467	$ -	$ 3,199,212
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $685,112,397. Net unrealized appreciation aggregated $178,692,282, of which $183,404,504 related to appreciated investment securities and $4,712,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800329.110

ARE-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.2%
REITs - Apartments - 16.4%
AvalonBay Communities, Inc.	83,440	$ 11,393,732
Equity Residential (SBI)	271,809	16,156,327
Essex Property Trust, Inc.	209,215	36,248,591
Mid-America Apartment Communities, Inc.	370,914	25,834,160
Post Properties, Inc.	391,200	19,642,152
UDR, Inc.	382,600	9,894,036
TOTAL REITS - APARTMENTS		119,168,998
REITs - Health Care Facilities - 11.3%
HCP, Inc.	570,495	23,880,921
Health Care REIT, Inc.	204,669	12,912,567
Senior Housing Properties Trust (SBI)	209,600	4,919,312
Ventas, Inc.	619,305	40,923,674
TOTAL REITS - HEALTH CARE FACILITIES		82,636,474
REITs - Hotels - 6.1%
FelCor Lodging Trust, Inc.	1,441,448	13,304,565
Host Hotels & Resorts, Inc.	708,234	15,191,619
LaSalle Hotel Properties (SBI)	490,500	16,225,740
TOTAL REITS - HOTELS		44,721,924
REITs - Industrial Buildings - 15.0%
DuPont Fabros Technology, Inc. (d)	124,579	3,018,549
Liberty Property Trust (SBI)	439,500	16,481,250
Prologis, Inc.	905,777	36,801,720
Public Storage	289,550	50,818,921
Terreno Realty Corp.	115,400	2,108,358
TOTAL REITS - INDUSTRIAL BUILDINGS		109,228,798
REITs - Malls - 17.0%
Simon Property Group, Inc.	569,850	98,698,019
Taubman Centers, Inc.	344,300	25,078,812
TOTAL REITS - MALLS		123,776,831
REITs - Management/Investment - 3.6%
Digital Realty Trust, Inc. (d)	231,900	12,383,460
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Management/Investment - continued
Equity Lifestyle Properties, Inc.	169,241	$ 7,086,121
Weyerhaeuser Co.	224,100	6,689,385
TOTAL REITS - MANAGEMENT/INVESTMENT		26,158,966
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	113,022	5,150,413
REITs - Office Buildings - 19.5%
Alexandria Real Estate Equities, Inc.	335,033	24,732,136
Boston Properties, Inc.	358,747	42,023,624
Cousins Properties, Inc.	1,293,500	15,043,405
Kilroy Realty Corp.	187,900	11,193,203
Mack-Cali Realty Corp.	142,000	2,892,540
Piedmont Office Realty Trust, Inc. Class A (d)	905,300	15,942,333
SL Green Realty Corp.	286,165	29,964,337
TOTAL REITS - OFFICE BUILDINGS		141,791,578
REITs - Shopping Centers - 7.6%
Cedar Shopping Centers, Inc.	772,775	4,783,477
Equity One, Inc.	437,495	9,856,762
Excel Trust, Inc.	86,725	1,094,470
Federal Realty Investment Trust (SBI)	202,202	23,766,823
Glimcher Realty Trust	402,154	4,097,949
Kite Realty Group Trust	151,931	941,972
Vornado Realty Trust	102,883	10,555,796
TOTAL REITS - SHOPPING CENTERS		55,097,249
TOTAL REAL ESTATE INVESTMENT TRUSTS		707,731,231
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 1.1%
Forest City Enterprises, Inc. Class A (a)	435,767	8,240,354
TOTAL COMMON STOCKS (Cost $555,340,116)		715,971,585
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	11,464,282	$ 11,464,282
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	14,752,550	14,752,550
TOTAL MONEY MARKET FUNDS (Cost $26,216,832)		26,216,832
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $581,556,948)		742,188,417
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(14,100,922)
NET ASSETS - 100%		$ 728,087,495
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,275
Fidelity Securities Lending Cash Central Fund	18,435
Total	$ 26,710
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $584,849,667. Net unrealized appreciation aggregated $157,338,750, of which $159,291,564 related to appreciated investment securities and $1,952,814 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800330.110

AFTF-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Tesla Motors, Inc. (a)	22,609	$ 4,700,185
COMMUNICATIONS EQUIPMENT - 5.5%
Communications Equipment - 5.5%
ADVA Optical Networking SE (a)	245,713	1,101,756
Ciena Corp. (a)(d)	143,710	2,841,147
F5 Networks, Inc. (a)	74,843	7,871,238
Infinera Corp. (a)	111,597	999,909
Ixia (a)	166,125	2,063,273
Juniper Networks, Inc. (a)	335,266	8,277,718
Palo Alto Networks, Inc. (a)	44,700	2,842,026
QUALCOMM, Inc.	58,400	4,596,664
Radware Ltd. (a)	208,910	3,453,282
Riverbed Technology, Inc. (a)	426,155	8,288,715
Sandvine Corp. (U.K.) (a)(e)	718,600	2,556,945
Sonus Networks, Inc. (a)	713,653	2,333,645
Spirent Communications PLC	2,877,068	4,622,046
		51,848,364
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	364,000	348,730
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
LifeLock, Inc. (a)	151,867	2,384,312
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	24,200	3,014,594
TECO Electric & Machinery Co. Ltd.	815,000	886,178
		3,900,772
ELECTRONIC EQUIPMENT & COMPONENTS - 3.7%
Electronic Components - 1.4%
Audience, Inc. (a)	39,200	450,800
Delta Electronics, Inc.	255,000	1,563,873
Iljin Materials Co. Ltd. (a)	8,820	94,765
InvenSense, Inc. (a)(d)	267,226	5,753,376
Ledlink Optics, Inc.	586,118	1,735,106
OMRON Corp.	68,100	2,404,666
Sapphire Technology Co. Ltd. (a)	10,342	414,441
Sunny Optical Technology Group Co. Ltd.	403,000	470,941
Yaskawa Electric Corp.	37,000	417,284
		13,305,252
Electronic Equipment & Instruments - 0.8%
Chroma ATE, Inc.	1,253,683	3,229,224
DynaColor, Inc.	178,000	462,621
FEI Co.	3,300	262,416
PAX Global Technology Ltd. (a)	2,897,000	1,509,603

	Shares	Value
RealD, Inc. (a)	12,949	$ 141,921
TPK Holding Co. Ltd.	275,000	2,096,766
		7,702,551
Electronic Manufacturing Services - 1.2%
AIC, Inc.	30,000	183,985
TE Connectivity Ltd.	78,529	4,631,640
Trimble Navigation Ltd. (a)	168,196	6,463,772
		11,279,397
Technology Distributors - 0.3%
Digital China Holdings Ltd. (H Shares)	2,991,000	2,766,105
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		35,053,305
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	244,000	1,399,347
PW Medtech Group Ltd. (a)	946,000	441,705
		1,841,052
HEALTH CARE TECHNOLOGY - 0.8%
Health Care Technology - 0.8%
athenahealth, Inc. (a)(d)	22,594	2,793,522
IMS Health Holdings, Inc.	61,000	1,448,140
M3, Inc.	237,500	3,256,957
		7,498,619
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Skyworth Digital Holdings Ltd.	862,000	412,491
TCL Multimedia Technology Holdings Ltd.	4,486,000	1,515,980
		1,928,471
INTERNET & CATALOG RETAIL - 1.1%
Internet Retail - 1.1%
Ctrip.com International Ltd. sponsored ADR (a)	88,062	4,116,018
HomeAway, Inc. (a)	12,199	397,931
InterPark INT Corp.	2,302	51,472
priceline.com, Inc. (a)	3,213	3,719,851
TripAdvisor, Inc. (a)	4,748	383,354
Vipshop Holdings Ltd. ADR (a)	9,791	1,372,600
		10,041,226
INTERNET SOFTWARE & SERVICES - 28.2%
Internet Software & Services - 28.2%
58.com, Inc. ADR	2,100	83,538
Angie's List, Inc. (a)(d)	80,036	905,207
Baidu.com, Inc. sponsored ADR (a)	33,100	5,092,435
blinkx PLC (a)(d)	432,300	625,885
ChannelAdvisor Corp. (a)	4,000	104,960
Cornerstone OnDemand, Inc. (a)	90,365	3,321,817
Cvent, Inc.	45,958	1,265,224
Demandware, Inc. (a)	68,006	3,375,138
E2open, Inc. (a)	118,826	2,052,125
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
eGain Communications Corp. (a)	54,950	$ 359,373
Facebook, Inc. Class A (a)	733,511	43,849,288
Google, Inc.:
Class A (a)	99,687	53,320,583
Class C (a)	89,987	47,392,553
LinkedIn Corp. (a)	8,100	1,243,107
Marketo, Inc. (d)	84,113	2,282,827
Move, Inc. (a)	370,201	3,957,449
Naver Corp.	26,447	18,892,543
NIC, Inc.	50,508	926,317
Pandora Media, Inc. (a)	69,100	1,618,322
Q2 Holdings, Inc. (a)	31,300	384,364
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	50,800	4,286,504
Rackspace Hosting, Inc. (a)	36,639	1,063,264
SciQuest, Inc. (a)	41,554	996,465
SINA Corp. (a)	2,415	115,437
TelecityGroup PLC	11,532	139,604
Tencent Holdings Ltd.	466,500	29,074,456
Textura Corp. (d)	134,915	2,402,836
Vocus, Inc. (a)	79,395	1,427,522
Web.com Group, Inc. (a)	111,886	3,436,019
Yahoo!, Inc. (a)	682,404	24,532,424
Yelp, Inc. (a)	25,343	1,478,004
Youku Tudou, Inc. ADR (a)(d)	124,700	2,779,563
YY, Inc. ADR (a)(d)	34,300	1,967,448
		264,752,601
IT SERVICES - 7.9%
Data Processing & Outsourced Services - 6.1%
Addcn Technology Co. Ltd.	7,000	80,755
Automatic Data Processing, Inc.	5,991	467,058
Computer Sciences Corp.	128,500	7,604,630
DST Systems, Inc.	10,368	955,826
Euronet Worldwide, Inc. (a)	26,335	1,211,147
EVERTEC, Inc.	80,800	1,902,032
Fidelity National Information Services, Inc.	386,095	20,629,056
Fiserv, Inc. (a)	65,391	3,974,465
MasterCard, Inc. Class A	16,300	1,198,865
NETELLER PLC (a)	399,850	2,553,591
QIWI PLC Class B sponsored ADR (d)	2,600	75,218
Quindell PLC (d)	5,731,100	2,419,097
Total System Services, Inc.	243,453	7,734,502
Visa, Inc. Class A	30,464	6,172,311
		56,978,553
IT Consulting & Other Services - 1.8%
Anite Group PLC	248,268	344,772
Cognizant Technology Solutions Corp. Class A (a)	307,994	14,754,453

	Shares	Value
EPAM Systems, Inc. (a)	39,161	$ 1,219,082
Virtusa Corp. (a)	16,100	530,817
		16,849,124
TOTAL IT SERVICES		73,827,677
LEISURE PRODUCTS - 0.2%
Leisure Products - 0.2%
Namco Bandai Holdings, Inc.	64,300	1,386,191
Sega Sammy Holdings, Inc.	31,100	625,437
		2,011,628
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Life Sciences Tools & Services - 0.2%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	65,285	2,219,690
MACHINERY - 0.2%
Industrial Machinery - 0.2%
King Slide Works Co. Ltd.	117,000	1,524,291
MEDIA - 0.6%
Broadcasting - 0.5%
CJ E&M Corp. (a)	24,179	1,179,578
Fuji Media Holdings, Inc.	212,800	3,582,225
		4,761,803
Movies & Entertainment - 0.0%
IMAX Corp. (a)	330	8,461
Publishing - 0.1%
NEXT Co. Ltd.	41,100	356,989
TOTAL MEDIA		5,127,253
PROFESSIONAL SERVICES - 0.6%
Human Resource & Employment Services - 0.0%
51job, Inc. sponsored ADR (a)	4,400	296,736
Research & Consulting Services - 0.6%
ICF International, Inc. (a)	38,100	1,484,757
Verisk Analytics, Inc. (a)	65,368	3,927,963
		5,412,720
TOTAL PROFESSIONAL SERVICES		5,709,456
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Operating Companies - 0.2%
Global Logistic Properties Ltd.	842,000	1,914,094
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
Semiconductor Equipment - 2.6%
Aixtron AG (a)(d)	600	9,553
ASM Pacific Technology Ltd.	232,900	2,589,463
Daqo New Energy Corp. ADR (a)	14,222	584,098
GCL-Poly Energy Holdings Ltd. (a)	30,156,000	9,023,910
Giga Solar Materials Corp.	4,000	92,423
GT Advanced Technologies, Inc. (a)(d)	78,683	1,306,925
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
Nanometrics, Inc. (a)	8,409	$ 136,730
Rubicon Technology, Inc. (a)(d)	372,267	3,771,065
SMA Solar Technology AG	10,083	421,688
Tessera Technologies, Inc.	217,714	4,774,468
Veeco Instruments, Inc. (a)	27,463	1,015,307
		23,725,630
Semiconductors - 8.5%
Altera Corp.	194,079	6,311,449
Broadcom Corp. Class A	175,022	5,392,428
Capella Microsystems, Inc.	120,000	457,476
Cavium, Inc. (a)	73,699	3,122,627
Cirrus Logic, Inc. (a)	32,900	733,670
Cree, Inc. (a)	84,445	3,983,271
Crystalwise Technology, Inc. (a)	227,371	227,631
EPISTAR Corp.	384,000	838,892
First Solar, Inc. (a)	98,800	6,668,012
Freescale Semiconductor, Inc. (a)	99,278	2,181,138
Genesis Photonics, Inc. (a)	641,000	433,489
Inphi Corp. (a)	45,770	676,938
Intermolecular, Inc. (a)	349,254	949,971
Intersil Corp. Class A	42,594	525,610
Lextar Electronics Corp.	214,000	208,924
MagnaChip Semiconductor Corp. (a)	125,454	1,756,356
Marvell Technology Group Ltd.	183,889	2,916,480
Melexis NV	48,799	1,964,692
Mellanox Technologies Ltd. (a)(d)	93,952	3,285,501
Micron Technology, Inc. (a)	168,200	4,393,384
Monolithic Power Systems, Inc. (a)	61,301	2,274,267
NXP Semiconductors NV (a)	67,486	4,023,515
On-Bright Electronics, Inc.	162,000	1,471,482
Radiant Opto-Electronics Corp.	521,000	2,098,473
RDA Microelectronics, Inc. sponsored ADR	125,522	2,117,556
RF Micro Devices, Inc. (a)	506,511	4,274,953
Semiconductor Manufacturing International Corp. (a)	16,616,000	1,365,829
Semiconductor Manufacturing International Corp. sponsored ADR (a)	287,500	1,193,125
Seoul Semiconductor Co. Ltd.	170,513	6,841,316
Silergy Corp.	97,000	803,898
Silicon Laboratories, Inc. (a)	32,500	1,460,875
Spansion, Inc. Class A (a)	132,600	2,364,258
Xilinx, Inc.	52,006	2,454,163
YoungTek Electronics Corp.	34,491	73,177
		79,844,826
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		103,570,456

	Shares	Value
SOFTWARE - 16.9%
Application Software - 6.7%
Adobe Systems, Inc. (a)	182,516	$ 11,259,412
ANSYS, Inc. (a)	24,475	1,867,687
Aspen Technology, Inc. (a)	88,321	3,796,920
Autodesk, Inc. (a)	89,300	4,288,186
BroadSoft, Inc. (a)	58,830	1,493,105
Citrix Systems, Inc. (a)	134,715	7,989,947
Concur Technologies, Inc. (a)	9,951	800,757
Descartes Systems Group, Inc. (a)	200,000	2,709,730
Guidewire Software, Inc. (a)	3,408	128,686
Interactive Intelligence Group, Inc. (a)	6,160	385,431
Intuit, Inc.	13	985
Jive Software, Inc. (a)(d)	42,898	320,877
Kingdee International Software Group Co. Ltd. (a)(d)	12,198,800	3,634,646
Linx SA	87,200	1,902,972
Manhattan Associates, Inc. (a)	388	12,234
MicroStrategy, Inc. Class A (a)	29,530	3,585,828
PROS Holdings, Inc. (a)	8,633	236,544
Qlik Technologies, Inc. (a)	70,087	1,540,512
salesforce.com, Inc. (a)	250,519	12,939,306
SolarWinds, Inc. (a)	12,333	497,267
Splunk, Inc. (a)	27,196	1,484,086
TIBCO Software, Inc. (a)	22,533	442,323
Ultimate Software Group, Inc. (a)	7,983	955,006
Workday, Inc. Class A (a)	1,003	73,289
		62,345,736
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	240,870	4,819,809
Electronic Arts, Inc. (a)	146,000	4,131,800
GAMEVIL, Inc. (a)	15,330	1,037,235
Kingsoft Corp. Ltd.	63,000	193,804
Nintendo Co. Ltd.	37,200	3,904,529
Nintendo Co. Ltd. ADR	344,900	4,511,292
WeMade Entertainment Co. Ltd. (a)	6,320	274,676
		18,873,145
Systems Software - 8.2%
Allot Communications Ltd. (a)	224,219	3,058,347
CommVault Systems, Inc. (a)	18,700	905,080
Fleetmatics Group PLC (a)	113,796	3,417,294
Imperva, Inc. (a)	21,000	480,480
Infoblox, Inc. (a)	37,600	737,712
Microsoft Corp.	1,342,195	54,224,678
NetSuite, Inc. (a)	29,877	2,309,791
Red Hat, Inc. (a)	98,448	4,789,495
ServiceNow, Inc. (a)	133,595	6,642,343
VMware, Inc. Class A (a)	4,500	416,295
		76,981,515
TOTAL SOFTWARE		158,200,396
Common Stocks - continued
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.8%
Technology Hardware, Storage & - 16.8%
Apple, Inc.	194,547	$ 114,800,239
BlackBerry Ltd. (a)(d)	158,786	1,216,300
Cray, Inc. (a)	138,946	3,989,140
EMC Corp.	674,248	17,395,598
Hewlett-Packard Co.	404,000	13,356,240
Lenovo Group Ltd.	1,234,000	1,403,837
NCR Corp. (a)	114,404	3,490,466
Silicon Graphics International Corp. (a)	182,558	2,205,301
		157,857,121
TOTAL COMMON STOCKS (Cost $806,019,802)		896,259,699
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.11% (b)	31,735,820	31,735,820
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	31,093,020	31,093,020
TOTAL MONEY MARKET FUNDS (Cost $62,828,840)		62,828,840
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $868,848,642)		959,088,539
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(21,694,716)
NET ASSETS - 100%		$ 937,393,823
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,387
Fidelity Securities Lending Cash Central Fund	286,887
Total	$ 304,274
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 896,259,699	$ 890,979,788	$ 5,279,911	$ -
Money Market Funds	62,828,840	62,828,840	-	-
Total Investments in Securities:	$ 959,088,539	$ 953,808,628	$ 5,279,911	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $873,404,877. Net unrealized appreciation aggregated $85,683,662, of which $125,643,776 related to appreciated investment securities and $39,960,114 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

1.800331.110

AFUG-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.5%
Integrated Telecommunication Services - 4.5%
Verizon Communications, Inc.	267,900	$ 12,518,967
ELECTRIC UTILITIES - 43.4%
Electric Utilities - 43.4%
American Electric Power Co., Inc.	198,266	10,668,693
Duke Energy Corp.	123,800	9,221,862
Edison International	312,702	17,686,425
Exelon Corp.	257,900	9,034,237
FirstEnergy Corp.	38,100	1,285,875
ITC Holdings Corp.	220,417	8,148,816
NextEra Energy, Inc.	287,340	28,690,901
NRG Yield, Inc. Class A (d)	15,610	668,732
OGE Energy Corp.	475,023	17,732,609
Pepco Holdings, Inc.	63,400	1,696,584
PPL Corp.	516,200	17,210,108
		122,044,842
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.6%
Independent Power Producers & Energy Traders - 10.6%
Calpine Corp. (a)	375,917	8,619,777
Dynegy, Inc. (a)	81,401	2,315,858
NRG Energy, Inc.	387,515	12,679,491
The AES Corp.	431,687	6,237,877
		29,853,003
MULTI-UTILITIES - 27.4%
Multi-Utilities - 27.4%
CenterPoint Energy, Inc.	153,919	3,811,034
Dominion Resources, Inc.	372,799	27,042,839
MDU Resources Group, Inc.	35,800	1,268,036
NiSource, Inc.	280,863	10,200,944
PG&E Corp.	187,718	8,556,186
Public Service Enterprise Group, Inc.	137,600	5,637,472
Sempra Energy	206,337	20,346,892
		76,863,403
OIL, GAS & CONSUMABLE FUELS - 13.6%
Oil & Gas Exploration & Production - 1.5%
Energen Corp.	53,641	4,179,170

	Shares	Value
Oil & Gas Storage & Transport - 12.1%
Cheniere Energy Partners LP Holdings LLC	308,236	$ 6,781,192
Cheniere Energy, Inc. (a)	94,706	5,346,154
Enable Midstream Partners LP	15,100	373,574
Energy Transfer Equity LP	162,089	7,551,727
Kinder Morgan Holding Co. LLC	48,900	1,597,074
ONEOK, Inc.	167,859	10,612,046
Plains GP Holdings LP Class A	64,200	1,769,994
		34,031,761
TOTAL OIL, GAS & CONSUMABLE FUELS		38,210,931
TOTAL COMMON STOCKS (Cost $242,152,911)		279,491,146
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.11% (b)	5,163,733	5,163,733
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,200	13,200
TOTAL MONEY MARKET FUNDS (Cost $5,176,933)		5,176,933
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $247,329,844)		284,668,079
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(3,811,511)
NET ASSETS - 100%		$ 280,856,568
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,153
Fidelity Securities Lending Cash Central Fund	15,093
Total	$ 17,246
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $247,357,796. Net unrealized appreciation aggregated $37,310,283, of which $37,613,329 related to appreciated investment securities and $303,046 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014